Coughlin Transfer (Details) - Cleco Power [Member] $ in Thousands	1 Months Ended
	Oct. 31, 2012 MW	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Related Party [Line Items]
Long-term Request for Proposal of Electric Power to meet long-term capacity (MW) | MW	800
Net book value		$ 3,172,324	$ 3,120,400
Transfer of Coughlin from affiliate [Member] | Evangeline [Member]
Related Party [Line Items]
Net book value				$ 176,000